Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2022
Film, Capitalized Cost [Abstract]
Components of Produced Content, Net

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other contents	2,850,114	3,725,252	540,110
— Predominantly monetized on its own	29,782	89,987	13,047
	2,879,896	3,815,239	553,157
In production, less impairment
— Predominantly monetized with other contents	6,338,582	7,581,415	1,099,202
— Predominantly monetized on its own	503,515	660,197	95,720
	6,842,097	8,241,612	1,194,922
In development, less impairment
— Predominantly monetized with other contents	1,134,351	910,235	131,972
— Predominantly monetized on its own	94,734	34,818	5,048
	1,229,085	945,053	137,020
	10,951,078	13,001,904	1,885,099

Estimated Amortization Expense Relating to Existing Produced Content

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
Within 1 year	1,446,955	209,789
Between 1 and 2 years	588,109	85,268
Between 2 and 3 years	423,182	61,356